Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets, net consist of the following:

	As of March 31,
	2025	2024
	$’000	$’000
Trading rights	64	64
Trading platform system	47	20
Sub-total	111	84
Less: accumulated amortization	(25)	(7)
Intangible assets, net	86	77